Basis of Presentation and Our Segments - Schedule of Pre-Tax BPIC (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		$ 648
Brand portfolio impairment charges - after-tax amount		$ 522
Brand portfolio impairment charges - per-share amount		$ (0.38)
Credit related to brand portfolio impairment charges - pre-tax	$ 13
Credit related to brand portfolio impairment charges - after-tax	$ 13
Credit related to brand portfolio impairment charges - per share amount	$ 0.01
PepsiCo Beverages North America [Member]
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		$ 160
Latin America Foods (Segment) [Member]
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		71
Europe, Middle East & Africa (Segment) [Member]
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		303
Asia Pacific Foods (Segment) [Member]
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		5
International Beverage Franchise [Member]
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		109
Cost of sales
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		61
Cost of sales | PepsiCo Beverages North America [Member]
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		26
Cost of sales | Latin America Foods (Segment) [Member]
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		0
Cost of sales | Europe, Middle East & Africa (Segment) [Member]
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		30
Credit related to brand portfolio impairment charges - pre-tax	$ 4
Cost of sales | Asia Pacific Foods (Segment) [Member]
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		5
Cost of sales | International Beverage Franchise [Member]
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		0
Selling, general and administrative expenses
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		174
Selling, general and administrative expenses | PepsiCo Beverages North America [Member]
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		8
Selling, general and administrative expenses | Latin America Foods (Segment) [Member]
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		35
Charges related to brand portfolio impairment - pre-tax	2
Charges related to brand portfolio impairment - after-tax	1
Selling, general and administrative expenses | Europe, Middle East & Africa (Segment) [Member]
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		22
Credit related to brand portfolio impairment charges - pre-tax	$ 9
Selling, general and administrative expenses | Asia Pacific Foods (Segment) [Member]
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		0
Selling, general and administrative expenses | International Beverage Franchise [Member]
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		109
Impairment of intangible assets
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		413
Impairment of intangible assets | PepsiCo Beverages North America [Member]
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		126
Impairment of intangible assets | Latin America Foods (Segment) [Member]
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		36
Impairment of intangible assets | Europe, Middle East & Africa (Segment) [Member]
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		251
Impairment of intangible assets | Asia Pacific Foods (Segment) [Member]
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		0
Impairment of intangible assets | International Beverage Franchise [Member]
Unusual or Infrequent Item, or Both [Line Items]
Brand portfolio impairment charges		$ 0